Employee Benefit Plans - Accumulated Benefit Obligation in Excess of Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
U.S.
Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets
Projected benefit obligations	$ 1,203	$ 1,322
Accumulated benefit obligations	1,108	1,135
Fair value of plan assets	0	0
Int'l.
Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets
Projected benefit obligations	913	828
Accumulated benefit obligations	773	671
Fair value of plan assets	$ 4	$ 3